FINANCE LEASES - Right-of-use asset for finance leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Finance Lease Right-Of-Use Asset [Roll Forward]
Balance as of January 1, 2024	$ 68,643
Additions	0
Impairment	0
Depreciation	(7,452)
Balance as of June 30, 2024	$ 61,191